Stockholders' Equity (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Balance, December 31, 2018	4,639,139	1,588,942
Balance, December 31, 2019	4,639,139	4,639,139
Common Stock [Member]
Balance, December 31, 2018	4,639,139	1,588,942
Shares issued for Common Stock	80,000	441,645
Shares issued due to conversion of Convertible Promissory Note	1,257,478	2,090,811
Settlement of stock-based liabilities	66,334	309,497
Shares issued for services	40,000	100,334
Shares issued to employees	58,334
Shares issued due to conversion of Warrants	42,819
Shares issued due to the rescission of Limecom acquisition		107,910
Balance, December 31, 2019	6,184,104	4,639,139